Loans Receivable - Average Recorded Investment and Interest Income Recognized on Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Interest Income Recognized	$ 561	$ 488	$ 858
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	13,995	13,659	8,894
Interest Income Recognized	692	634	846
Commercial Business Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	14		190
Interest Income Recognized	1		13
Residential Real Estate, Single Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,358	1,362	1,207
Interest Income Recognized	9	9	61
Residential Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	883	512
Interest Income Recognized	33	41
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	373	227	154
Interest Income Recognized	27	27	9
With No Related Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,147	5,473	1,416
Interest Income Recognized	83	228	302
With No Related Allowance Recorded [Member] | Commercial Business Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			68
Interest Income Recognized			10
With No Related Allowance Recorded [Member] | Residential Real Estate, Single Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,358	1,362	1,207
Interest Income Recognized	9	9	61
With No Related Allowance Recorded [Member] | Residential Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	883	512
Interest Income Recognized	33	41
With No Related Allowance Recorded [Member] | Consumer Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	211	57
Interest Income Recognized	16	11
With No Related Allowance Recorded [Member] | Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9	3
Interest Income Recognized	2	3
With an Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	10,848	8,186	7,478
Interest Income Recognized	609	406	544
With an Allowance Recorded [Member] | Commercial Business Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	14		122
Interest Income Recognized	1		3
With an Allowance Recorded [Member] | Consumer Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	150	166	154
Interest Income Recognized	9	12	9
With an Allowance Recorded [Member] | Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3	1
Interest Income Recognized		$ 1